Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2020 Fund
June 30, 2026
Z20-NPRT1-0826
1.9884236.109
Bond Funds - 53.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	28,254	282,537
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	62,192	476,388
Fidelity Series Corporate Bond Fund (a)	42,319	395,684
Fidelity Series Emerging Markets Debt Fund (a)	3,999	34,667
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	880	8,489
Fidelity Series Floating Rate High Income Fund (a)	711	6,166
Fidelity Series Government Bond Index Fund (a)	73,085	664,343
Fidelity Series High Income Fund (a)	700	6,257
Fidelity Series International Credit Fund (a)	10	85
Fidelity Series International Developed Markets Bond Index Fund (a)	35,773	305,500
Fidelity Series Investment Grade Bond Fund (a)	60,626	610,502
Fidelity Series Investment Grade Securitized Fund (a)	40,131	363,590
Fidelity Series Long-Term Treasury Bond Index Fund (a)	41,008	218,572
Fidelity Series Real Estate Income Fund (a)	614	6,215
TOTAL BOND FUNDS (Cost $3,365,844)		3,378,995

Domestic Equity Funds - 24.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	13,021	354,704
Fidelity Series Commodity Strategy Fund (a)	731	78,354
Fidelity Series Large Cap Growth Index Fund (a)	7,244	226,603
Fidelity Series Large Cap Stock Fund (a)	7,975	235,413
Fidelity Series Large Cap Value Index Fund (a)	19,791	419,165
Fidelity Series Small Cap Core Fund (a)	4,126	67,001
Fidelity Series Small Cap Opportunities Fund (a)	2,152	43,495
Fidelity Series Value Discovery Fund (a)	8,062	150,431
TOTAL DOMESTIC EQUITY FUNDS (Cost $922,011)		1,575,166

International Equity Funds - 22.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	5,188	108,537
Fidelity Series Canada Index Fund (a)	3,329	33,295
Fidelity Series Emerging Markets Fund (a)	6,864	104,737
Fidelity Series Emerging Markets Opportunities Fund (a)	13,011	418,179
Fidelity Series International Growth Fund (a)	9,733	209,933
Fidelity Series International Index Fund (a)	4,819	80,135
Fidelity Series International Small Cap Fund (a)	2,673	50,553
Fidelity Series International Value Fund (a)	12,330	206,411
Fidelity Series Overseas Fund (a)	12,861	208,214
Fidelity Series Select International Small Cap Fund (a)	409	6,331
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $872,194)		1,426,325

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a) (Cost $29)	3	29

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,160,078)	6,380,515
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	6,380,515

Legend

(a)	Affiliated fund.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	571,395	121,311	414,705	345	14,574	(10,038)	282,537	28,254
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,242,464	76,872	859,389	656	(90,244)	106,685	476,388	62,192
Fidelity Series Blue Chip Growth Fund	884,690	21,692	739,644	-	397,342	(209,376)	354,704	13,021
Fidelity Series Canada Fund	402,560	7,402	316,631	-	97,758	(82,552)	108,537	5,188
Fidelity Series Canada Index Fund	-	33,295	-	-	-	-	33,295	3,329
Fidelity Series Commodity Strategy Fund	238,722	42,018	205,079	-	28,280	(25,587)	78,354	731
Fidelity Series Corporate Bond Fund	1,071,961	53,731	731,996	8,425	837	1,151	395,684	42,319
Fidelity Series Emerging Markets Debt Fund	89,263	4,252	61,805	822	6,801	(3,844)	34,667	3,999
Fidelity Series Emerging Markets Debt Local Currency Fund	22,657	894	15,715	-	1,763	(1,110)	8,489	880
Fidelity Series Emerging Markets Fund	235,405	13,554	186,467	-	76,528	(34,283)	104,737	6,864
Fidelity Series Emerging Markets Opportunities Fund	943,958	54,168	754,428	-	295,034	(120,553)	418,179	13,011
Fidelity Series Floating Rate High Income Fund	16,199	1,122	11,227	189	(224)	296	6,166	711
Fidelity Series Government Bond Index Fund	1,798,973	105,683	1,232,318	11,063	(52,673)	44,678	664,343	73,085
Fidelity Series Government Money Market Fund	25,247	6,861	32,108	36	-	-	-	-
Fidelity Series High Income Fund	16,299	910	11,227	169	550	(275)	6,257	700
Fidelity Series International Credit Fund	83	-	-	1	-	2	85	10
Fidelity Series International Developed Markets Bond Index Fund	782,955	69,068	545,750	6,563	(22,801)	22,028	305,500	35,773
Fidelity Series International Growth Fund	565,247	9,783	423,298	-	111,825	(53,624)	209,933	9,733
Fidelity Series International Index Fund	219,371	3,885	158,165	-	53,030	(37,986)	80,135	4,819
Fidelity Series International Small Cap Fund	157,639	2,126	121,851	-	26,507	(13,868)	50,553	2,673
Fidelity Series International Value Fund	566,489	12,626	401,669	-	145,379	(116,414)	206,411	12,330
Fidelity Series Investment Grade Bond Fund	1,660,579	87,230	1,132,304	11,301	(23,410)	18,407	610,502	60,626
Fidelity Series Investment Grade Securitized Fund	1,002,864	41,325	679,080	7,105	(14,359)	12,840	363,590	40,131
Fidelity Series Large Cap Growth Index Fund	564,054	20,556	440,850	871	226,067	(143,224)	226,603	7,244
Fidelity Series Large Cap Stock Fund	594,205	11,071	432,865	-	164,068	(101,066)	235,413	7,975
Fidelity Series Large Cap Value Index Fund	1,045,935	23,196	759,111	-	225,280	(116,135)	419,165	19,791
Fidelity Series Long-Term Treasury Bond Index Fund	330,893	157,559	268,397	2,416	(7,901)	6,418	218,572	41,008
Fidelity Series Overseas Fund	566,752	11,977	415,872	-	115,426	(70,069)	208,214	12,861
Fidelity Series Real Estate Income Fund	16,065	1,144	11,227	56	205	28	6,215	614
Fidelity Series Select International Small Cap Fund	13,534	-	8,456	-	2,138	(885)	6,331	409
Fidelity Series Short-Term Credit Fund	-	29	-	-	-	-	29	3
Fidelity Series Small Cap Core Fund	164,731	2,012	122,362	2,012	32,595	(9,975)	67,001	4,126
Fidelity Series Small Cap Opportunities Fund	103,174	-	74,050	-	26,934	(12,563)	43,495	2,152
Fidelity Series Treasury Bill Index Fund	58,685	20,561	79,246	92	-	-	-	-
Fidelity Series Value Discovery Fund	373,674	10,731	265,557	-	43,204	(11,621)	150,431	8,062
	16,346,722	1,028,644	11,912,849	52,122	1,880,513	(962,515)	6,380,515

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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